Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Discontinued Operations
Discontinued Operations
On December 31, 2018, as described in Note 4, Acquisitions, Discontinued Operations and Dispositions, the Company concluded that the sale of its South Central Portfolio to Cleco, excluding the Cottonwood facility, met held-for-sale criteria and should be presented as a discontinued operation, as the sale represented a strategic shift in the business in which NRG operates. The financial information for all historical periods was recast in 2018 to reflect the presentation of these entities as discontinued operations.
On August 31, 2018, as described in Note 4, Acquisitions, Discontinued Operations and Dispositions, the Company deconsolidated NRG Yield, Inc. and its Renewables Platform for financial reporting purposes. The financial information for all historical periods was recast in 2018 to reflect the presentation of these entities, as well as the Carlsbad project, as discontinued operations. As a result of the sale of NRG Yield, the Company no longer controls the Agua Caliente project. Due to this change in control, the Company deconsolidated the Agua Caliente project from its financial results and began accounting for the project as an equity method investment.
On June 14, 2017, or the Petition Date, GenOn, along with GenOn Americas Generation and certain of their directly and indirectly-owned subsidiaries, or collectively the GenOn Entities, filed voluntary petitions for relief under the Chapter 11 Cases, of the U.S. Bankruptcy Code. As a result of the bankruptcy filings and beginning on June 14, 2017, GenOn and its subsidiaries were deconsolidated from NRG's consolidated financial statements. NRG determined that this disposal of GenOn and its subsidiaries was a discontinued operation and, accordingly, the financial information for all historical periods was recast to reflect GenOn as a discontinued operation. GenOn's plan of reorganization was confirmed on December 14, 2018.

Basis of Presentation	The Company's consolidated financial statements have been prepared in accordance with U.S. GAAP. The ASC, established by the FASB, is the source of authoritative U.S. GAAP to be applied by nongovernmental entities. In addition, the rules and interpretative releases of the SEC under authority of federal securities laws are also sources of authoritative U.S. GAAP for SEC registrants.
Principles of Consolidation	The consolidated financial statements include NRG's accounts and operations and those of its subsidiaries in which the Company has a controlling interest. All significant intercompany transactions and balances have been eliminated in consolidation. The usual condition for a controlling financial interest is ownership of a majority of the voting interests of an entity. However, a controlling financial interest may also exist through arrangements that do not involve controlling voting interests. As such, NRG applies the guidance of ASC 810, Consolidations, or ASC 810, to determine when an entity that is insufficiently capitalized or not controlled through its voting interests, referred to as a VIE, should be consolidated.
Segment Reporting	As described in Note 4, Acquisitions, Discontinued Operations and Dispositions, the Company has determined that the South Central Portfolio, NRG Yield Inc. and its Renewables Platform, Carlsbad, and GenOn all qualified for treatment as discontinued operations. The financial information for all historical periods was recast in prior years to reflect the presentation of discontinued operations within the corporate segment.
Cash and Cash Equivalents	Cash and Cash Equivalents Cash and cash equivalents include highly liquid investments with an original maturity of three months or less at the time of purchase.
Funds Deposited by Counterparties
Funds Deposited by Counterparties
Funds deposited by counterparties consist of cash held by the Company as a result of collateral posting obligations from its counterparties. Some amounts are segregated into separate accounts that are not contractually restricted but, based on the Company's intention, are not available for the payment of general corporate obligations. Depending on market fluctuations and the settlement of the underlying contracts, the Company will refund this collateral to the hedge counterparties pursuant to the terms and conditions of the underlying trades. Since collateral requirements fluctuate daily and the Company cannot predict if any collateral will be held for more than twelve months, the funds deposited by counterparties are classified as a current asset on the Company's balance sheet, with an offsetting liability for this cash collateral received within current liabilities.

Restricted Cash
Restricted Cash
The following table provides a reconciliation of cash and cash equivalents, restricted cash and funds deposited by counterparties reported within the consolidated balance sheets that sum to the total of the same such amounts shown in the statements of cash flows.

	Year Ended December 31,
(In millions)	2019	2018	2017
Cash and cash equivalents	$345	$563	$770
Funds deposited by counterparties	32	33	37
Restricted cash	8	17	279
Cash and cash equivalents, funds deposited by counterparties and restricted cash shown in the statements of cash flows	$385	$613	$1,086
Restricted cash consists primarily of funds held to satisfy the requirements of certain debt agreements and funds held within the Company's projects that are restricted in their use.
Trade Receivables and Allowance for Doubtful Accounts	Trade Receivables and Allowance for Doubtful AccountsTrade receivables are reported in the balance sheet at outstanding principal adjusted for any write-offs and the allowance for doubtful accounts. For its retail receivables, the Company accrues an allowance for doubtful accounts based on estimates of uncollectible revenues by analyzing counterparty credit ratings (for commercial and industrial customers), historical collections, accounts receivable aging and other factors. Accounts receivable balances are written-off against the allowance for doubtful accounts when a receivable is determined to be uncollectible. In addition, the Company considers a reserve for doubtful accounts based on the credit worthiness of the customers and continually reviews and adjusts for current economic trends that might impact the level of future credit losses. The reserve represents management's best estimate of uncollectible amounts.
Inventory
Inventory
Inventory is valued at the lower of weighted average cost or market, and consists principally of fuel oil, coal and raw materials used to generate electricity or steam. The Company removes these inventories as they are used in the production of electricity or steam. Spare parts inventory is valued at weighted average cost. The Company removes these inventories when they are used for repairs, maintenance or capital projects. The Company expects to recover the fuel oil, coal, raw materials, and spare parts costs in the ordinary course of business. Finished goods inventory is valued at the lower of cost or net realizable value with cost being determined on a first-in first-out basis. The Company removes these inventories as they are sold to customers. Sales of inventory are classified as an operating activity in the consolidated statements of cash flows.

Property, Plant and Equipment
Property, Plant and Equipment
Property, plant and equipment are stated at cost or, in the case of business acquisitions, fair value; however, impairment adjustments are recorded whenever events or changes in circumstances indicate that their carrying values may not be recoverable. NRG also classifies nuclear fuel related to the Company's 44% ownership interest in STP as part of the Company's property, plant, and equipment. Significant additions or improvements extending asset lives are capitalized as incurred, while repairs and maintenance that do not improve or extend the life of the respective asset are charged to expense as incurred. Depreciation, other than nuclear fuel, is computed using the straight-line method, while nuclear fuel is amortized based on units of production over the estimated useful lives. Certain assets and their related accumulated depreciation amounts are adjusted for asset retirements and disposals with the resulting gain or loss included in cost of operations in the consolidated statements of operations.

Asset Impairments
Asset Impairments
Long-lived assets that are held and used are reviewed for impairment whenever events or changes in circumstances indicate carrying values may not be recoverable. Such reviews are performed in accordance with ASC 360. An impairment loss is indicated if the total future estimated undiscounted cash flows expected from an asset are less than its carrying value. An impairment charge is measured by the difference between an asset's carrying amount and fair value with the difference recorded in operating costs and expenses in the consolidated statements of operations. Fair values are determined by a variety of valuation methods, including third-party appraisals, sales prices of similar assets, and present value techniques.
Investments accounted for by the equity method are reviewed for impairment in accordance with ASC 323, Investments-Equity Method and Joint Ventures, or ASC 323, which requires that a loss in value of an investment that is an other-than-temporary decline should be recognized. The Company identifies and measures losses in the value of equity method investments based upon a comparison of fair value to carrying value. For further discussion of these matters, refer to Note 11, Asset Impairments.

Development Costs and Capitalized Interest
Development Costs and Capitalized Interest
Development costs include project development costs, which are expensed in the preliminary stages of a project and capitalized when the project is deemed to be commercially viable. Commercial viability is determined by one or a series of actions including, among others, Board of Director approval pursuant to a formal project plan that subjects the Company to significant future obligations that can only be discharged by the use of a Company asset. When a project is available for operations, capitalized interest and capitalized project development costs are reclassified to property, plant and equipment and depreciated on a straight-line basis over the estimated useful life of the project's related assets. Capitalized costs are charged to expense if a project is abandoned or management otherwise determines the costs to be unrecoverable.
Interest incurred on funds borrowed to finance capital projects is capitalized until the project under construction is ready for its intended use.
Debt Issuance Costs	Debt Issuance CostsDebt issuance costs are capitalized and amortized as interest expense on a basis which approximates the effective interest method over the term of the related debt. Debt issuance costs are presented as a direct deduction from the carrying amount of the related debt.
Intangible Assets
Intangible Assets
Intangible assets represent contractual rights held by the Company. The Company recognizes specifically identifiable intangible assets including customer contracts, customer relationships, energy supply contracts, marketing partnerships, power purchase agreements, trade names, emission allowances, and fuel contracts when specific rights and contracts are acquired. These intangible assets are amortized based on expected volumes, expected delivery, expected discounted future net cash flows, straight line or units of production basis. As of December 31, 2019 and 2018, the Company had accumulated amortization related to its intangible assets of $1.3 billion and $1.2 billion, respectively.
Emission allowances held-for-sale, which are included in other non-current assets on the Company's consolidated balance sheet, are not amortized; they are carried at the lower of cost or fair value and reviewed for impairment in accordance with ASC 360.

Goodwill
Goodwill
In accordance with ASC 350, Intangibles-Goodwill and Other, or ASC 350, the Company recognizes goodwill for the excess cost of an acquired entity over the net value assigned to assets acquired and liabilities assumed. NRG performs goodwill impairment tests annually, during the fourth quarter, and when events or changes in circumstances indicate that the carrying value may not be recoverable.
The Company first assesses qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. The more-likely-than-not threshold is defined as having a likelihood of more than 50 percent. If it is not more-likely-than-not that the fair value of a reporting unit is less than its carrying amount, there is no goodwill impairment.
In the absence of sufficient qualitative factors indicating that it is more-likely-than-not that no impairment occurred, the Company performs a quantitative assessment by determining the fair value of the reporting unit and comparing the fair value to its book value. If the fair value of the reporting unit exceeds its book value, goodwill of the reporting unit is not considered impaired. If the book value exceeds fair value, the Company recognizes an impairment loss equal to the difference between book value and fair value.

Income Taxes
Income Taxes
The Company accounts for income taxes using the liability method in accordance with ASC 740, Income Taxes, or ASC 740, which requires that the Company use the asset and liability method of accounting for deferred income taxes and provide deferred income taxes for all significant temporary differences.
The Company has two categories of income tax expense or benefit — current and deferred, as follows:
•Current income tax expense or benefit consists solely of current taxes payable less applicable tax credits, and
•Deferred income tax expense or benefit is the change in the net deferred income tax asset or liability, excluding amounts charged or credited to accumulated other comprehensive income
The Company reports some of its revenues and expenses differently for financial statement purposes than for income tax return purposes, resulting in temporary and permanent differences between the Company's financial statements and income tax returns. The tax effects of such temporary differences are recorded as either deferred income tax assets or deferred income tax liabilities in the Company's consolidated balance sheets. The Company measures its deferred income tax assets and deferred income tax liabilities using income tax rates that are expected to be in effect when the deferred tax is realized.
The Company accounts for uncertain tax positions in accordance with ASC 740, which applies to all tax positions related to income taxes. Under ASC 740, tax benefits are recognized when it is more-likely-than-not that a tax position will be sustained upon examination by the authorities. The benefit recognized from a position is the amount of benefit that has surpassed the more-likely-than-not threshold, as it is more than 50% likely to be realized upon settlement. The Company recognizes interest and penalties accrued related to uncertain tax benefits as a component of income tax expense.
In accordance with ASC 805 and as discussed further in Note 20, Income Taxes, changes to existing net deferred tax assets or valuation allowances or changes to uncertain tax benefits, are recorded to income tax (benefit)/expense.

Revenue Recognition	Contract Amortization Assets and liabilities recognized through acquisitions related to the sale of electric capacity and energy in future periods for which the fair value has been determined to be significantly less or more than market are amortized to revenue over the term of each underlying contract based on actual generation and/or contracted volumes.
Lease Revenue and Lessor Accounting
Lease Revenue
Certain of the Company’s revenues are obtained through leases of rooftop residential solar systems, which are accounted for as operating leases in accordance with ASC 842, Leases. Pursuant to the lease agreements, the customers’ monthly payments are pre-determined fixed monthly amounts and may include an annual fixed percentage escalation to reflect the impact of utility rate increases over the lease term, which is 20 years. The Company records operating lease revenue on a straight-line basis over the life of the lease term. Certain customers made initial down payments that are being amortized over the life of the lease. The difference between the payments received and the revenue recognized is recorded as deferred revenue.
Lessor Accounting
Certain of the Company's revenues are obtained through PPAs or other contractual agreements. Many of these agreements are accounted for as operating leases under ASC 842.
Certain of these leases have no minimum lease payments and all of the rent is recorded as contingent rent on an actual basis when the electricity is delivered. Judgment is required by management in determining the economic life of each generating facility, in evaluating whether certain lease provisions constitute minimum payments or represent contingent rent and other factors in determining whether a contract contains a lease and whether the lease is an operating lease or finance lease
Sale-Leaseback Arrangements
NRG is party to sale-leaseback arrangements that provide for the sale of certain assets to a third party and simultaneously leases back the same asset to the Company. If the seller-lessee transfers control of the underlying assets to the buyer-lessor, the arrangement is accounted for under ASC 842-40, Sale-Leaseback Transactions. These arrangements are classified as operating leases on the Company's consolidated balance sheets. See Note 10, Leases, for further discussion.

Gross Receipts and Sales Taxes
Gross Receipts and Sales Taxes
In connection with its retail sales, the Company records gross receipts taxes on a gross basis in revenues and cost of operations in its consolidated statements of operations. During the years ended December 31, 2019, 2018, and 2017, the Company's revenues and cost of operations included gross receipts taxes of $109 million, $99 million, and $92 million, respectively. Additionally, the Company records sales taxes collected from its taxable retail customers and remitted to the various governmental entities on a net basis; thus, there is no impact on the Company's consolidated statement of operations.

Cost of Energy for Retail Operations
Cost of Energy for Retail Operations
The cost of energy for electricity sales and services to retail customers is included in cost of operations and is based on estimated supply volumes for the applicable reporting period. A portion of the cost of energy, $103 million, $105 million, and $107 million as of December 31, 2019, 2018, and 2017, respectively, was accrued and consisted of estimated transmission and distribution charges not yet billed by the transmission and distribution utilities. In estimating supply volumes, the Company considers the effects of historical customer volumes, weather factors and usage by customer class. Transmission and distribution delivery fees are estimated using the same method used for electricity sales and services to retail customers. In addition, ISO fees are estimated based on historical trends, estimated supply volumes and initial ERCOT ISO settlements. Volume estimates are then multiplied by the supply rate and recorded as cost of operations in the applicable reporting period.

Derivative Financial Instruments
Derivative Financial Instruments
The Company accounts for derivative financial instruments under ASC 815, which requires the Company to record all derivatives on the balance sheet at fair value unless they qualify for a NPNS exception. Changes in the fair value of non-hedge derivatives are immediately recognized in earnings. Changes in the fair value of derivatives accounted for as cash flow hedges, if elected for hedge accounting, are deferred and recorded as a component of accumulated OCI until the hedged transactions occur and are recognized in earnings.
The Company's primary derivative instruments are power purchase or sales contracts, fuels purchase contracts, and other energy related commodities used to mitigate variability in earnings due to fluctuations in market prices and interest rates. On an ongoing basis, the Company assesses the effectiveness of all derivatives that are designated as hedges for accounting purposes in order to determine that each derivative continues to be highly effective in offsetting changes in fair values or cash flows of hedged items. Internal analyses that measure the statistical correlation between the derivative and the associated hedged item determine the effectiveness of such a contract designated as a hedge. If it is determined that the derivative instrument is not highly effective as a hedge, hedge accounting will be discontinued prospectively. In this case, the gain or loss previously deferred in accumulated OCI would be frozen until the underlying hedged instrument is delivered unless the transactions being hedged are no longer probable of occurring in which case the amount in OCI would be immediately reclassified into earnings. If the derivative instrument is terminated, the effective portion of this derivative deferred in accumulated OCI will be frozen until the underlying hedged item is delivered. The Company had no cash flow hedges as of December 31, 2019.
Revenues and expenses on contracts that qualify for the NPNS exception are recognized when the underlying physical transaction is delivered. While these contracts are considered derivative financial instruments under ASC 815, they are not recorded at fair value, but on an accrual basis of accounting. If it is determined that a transaction designated as NPNS no longer meets the scope exception, the fair value of the related contract is recorded on the balance sheet and immediately recognized through earnings.
NRG's trading activities are subject to limits in accordance with the Company's Risk Management Policy. These contracts are recognized on the balance sheet at fair value and changes in the fair value of these derivative financial instruments are recognized in earnings.

Foreign Currency Translation and Transaction Gains and Losses	Foreign Currency Translation and Transaction Gains and LossesThe local currencies are generally the functional currency of NRG's foreign operations. Foreign currency denominated assets and liabilities are translated at end-of-period rates of exchange. Revenues, expenses, and cash flows are translated at the weighted-average rates of exchange for the period. The resulting currency translation adjustments are not included in the Company's consolidated statements of operations for the period, but are accumulated and reported as a separate component of stockholders' equity until sale or complete or substantially complete liquidation of the net investment in the foreign entity takes place. Foreign currency transaction gains or losses are reported within other income/(expense) in the Company's consolidated statements of operations.
Concentrations of Credit Risk
Concentrations of Credit Risk
Financial instruments which potentially subject the Company to concentrations of credit risk consist primarily of trust funds, accounts receivable, notes receivable, derivatives, and investments in debt securities. Trust funds are held in accounts managed by experienced investment advisors. Certain accounts receivable, notes receivable, and derivative instruments are concentrated within entities engaged in the energy industry. These industry concentrations may impact the Company's overall exposure to credit risk, either positively or negatively, in that the customers may be similarly affected by changes in economic, industry or other conditions. Receivables and other contractual arrangements are subject to collateral requirements under the terms of enabling agreements. However, the Company believes that the credit risk posed by industry concentration is offset by the diversification and creditworthiness of its customer base. See Note 5, Fair Value of Financial Instruments, for a further discussion of derivative concentrations.

Fair Value of Financial Instruments
Fair Value of Financial Instruments
The carrying amount of cash and cash equivalents, funds deposited by counterparties, receivables, accounts payable, and accrued liabilities approximate fair value because of the short-term maturity of these instruments. See Note 5, Fair Value of Financial Instruments, for a further discussion of fair value of financial instruments.

Asset Retirement Obligations
Asset Retirement Obligations
The Company accounts for AROs in accordance with ASC 410-20, Asset Retirement Obligations, or ASC 410-20. Retirement obligations associated with long-lived assets included within the scope of ASC 410-20 are those for which a legal obligation exists under enacted laws, statutes, and written or oral contracts, including obligations arising under the doctrine of promissory estoppel, and for which the timing and/or method of settlement may be conditional on a future event. ASC 410-20 requires an entity to recognize the fair value of a liability for an ARO in the period in which it is incurred and a reasonable estimate of fair value can be made.
Upon initial recognition of a liability for an ARO, the Company capitalizes the asset retirement cost by increasing the carrying amount of the related long-lived asset by the same amount. Over time, the liability is accreted to its future value, while the capitalized cost is depreciated over the useful life of the related asset. See Note 14, Asset Retirement Obligations, for a further discussion of AROs.

Pensions and Other Postretirement Benefits
Pensions and Other Postretirement Benefits
The Company offers pension benefits through a defined benefit pension plan. In addition, the Company provides postretirement health and welfare benefits for certain groups of employees. The Company accounts for pension and other postretirement benefits in accordance with ASC 715, Compensation — Retirement Benefits, or ASC 715. The Company recognizes the funded status of the Company's defined benefit plans in the statement of financial position and records an offset for gains and losses as well as all prior service costs that have not been included as part of the Company's net periodic benefit cost to other comprehensive income. The determination of the Company's obligation and expenses for pension benefits is dependent on the selection of certain assumptions. These assumptions determined by management include the discount rate, the expected rate of return on plan assets and the rate of future compensation increases. The Company's actuarial consultants assist in determining assumptions for such items as retirement age. The assumptions used may differ materially from actual results, which may result in a significant impact to the amount of pension obligation or expense recorded by the Company.
The Company measures the fair value of its pension assets in accordance with ASC 820, Fair Value Measurements and Disclosures, or ASC 820.
Stock-Based Compensation
Stock-Based Compensation
The Company accounts for its stock-based compensation in accordance with ASC 718, Compensation — Stock Compensation, or ASC 718. The fair value of the Company's non-qualified stock options and market stock units are estimated on the date of grant using the Black-Scholes option-pricing model and the Monte Carlo valuation model, respectively. NRG uses the Company's common stock price on the date of grant as the fair value of the Company's restricted stock units and deferred stock units. Forfeiture rates are estimated based on an analysis of the Company's historical forfeitures, employment turnover, and expected future behavior. The Company recognizes compensation expense for both graded and cliff vesting awards on a straight-line basis over the requisite service period for the entire award.

Investments Accounted for by the Equity Method	Investments Accounted for by the Equity MethodThe Company has investments in various domestic energy projects, as well as one Australian project. The equity method of accounting is applied to such investments in affiliates, which include joint ventures and partnerships, because the ownership structure prevents the Company from exercising a controlling influence over the operating and financial policies of the projects. Under this method, equity in pre-tax income or losses of domestic partnerships and, generally, in the net income or losses of its Australian project, are reflected as equity in earnings of unconsolidated affiliates. Distributions from equity method investments that represent earnings on the Company's investment are included within cash flows from operating activities and distributions from equity method investments that represent a return of the Company's investment are included within cash flows from investing activities.
Tax Equity Arrangements
Tax Equity Arrangements
The Company’s redeemable noncontrolling interest in subsidiaries represents third-party interests in the net assets under certain tax equity arrangements, which are consolidated by the Company, that have been entered into to finance the cost of solar energy systems under operating leases. The Company has determined that the provisions in the contractual agreements of these structures represent substantive profit sharing arrangements. Further, the Company has determined that the appropriate methodology for calculating the redeemable noncontrolling interest that reflects the substantive profit sharing arrangements is a balance sheet approach utilizing the HLBV method. Under the HLBV method, the amounts reported as redeemable noncontrolling interests represent the amounts the investors that are party to the tax equity arrangements would hypothetically receive at each balance sheet date under the liquidation provisions of the contractual agreements, assuming the net assets of the funding structures were liquidated at their recorded amounts. The investors’ interests in the results of operations of the funding structures are determined as redeemable noncontrolling interests at the start and end of each reporting period, after taking into account any capital transactions between the structures and the funds’ investors. The calculations utilized to apply the HLBV method include estimated calculations of taxable income or losses for each reporting period.

Redeemable Noncontrolling Interest	Redeemable Noncontrolling InterestTo the extent that the third-party has the right to redeem their interests for cash or other assets, the Company has included the noncontrolling interest attributable to the third party as a component of temporary equity in the mezzanine section of the consolidated balance sheet.
Sale-Leaseback Arrangements
Lease Revenue
Certain of the Company’s revenues are obtained through leases of rooftop residential solar systems, which are accounted for as operating leases in accordance with ASC 842, Leases. Pursuant to the lease agreements, the customers’ monthly payments are pre-determined fixed monthly amounts and may include an annual fixed percentage escalation to reflect the impact of utility rate increases over the lease term, which is 20 years. The Company records operating lease revenue on a straight-line basis over the life of the lease term. Certain customers made initial down payments that are being amortized over the life of the lease. The difference between the payments received and the revenue recognized is recorded as deferred revenue.
Lessor Accounting
Certain of the Company's revenues are obtained through PPAs or other contractual agreements. Many of these agreements are accounted for as operating leases under ASC 842.
Certain of these leases have no minimum lease payments and all of the rent is recorded as contingent rent on an actual basis when the electricity is delivered. Judgment is required by management in determining the economic life of each generating facility, in evaluating whether certain lease provisions constitute minimum payments or represent contingent rent and other factors in determining whether a contract contains a lease and whether the lease is an operating lease or finance lease
Sale-Leaseback Arrangements
NRG is party to sale-leaseback arrangements that provide for the sale of certain assets to a third party and simultaneously leases back the same asset to the Company. If the seller-lessee transfers control of the underlying assets to the buyer-lessor, the arrangement is accounted for under ASC 842-40, Sale-Leaseback Transactions. These arrangements are classified as operating leases on the Company's consolidated balance sheets. See Note 10, Leases, for further discussion.

Marketing and Advertising Costs	Marketing and Advertising Costs The Company expenses its marketing and advertising costs as incurred and includes them within selling, general and administrative expenses. The costs of tangible assets used in advertising campaigns are recorded as fixed assets or deferred advertising costs and amortized as advertising costs over the shorter of the useful life of the asset or the advertising campaign. The Company has several long-term sponsorship arrangements. Payments related to these arrangements are deferred and expensed over the term of the arrangement.
Reorganization Costs	Reorganization CostsReorganization costs include costs incurred by the Company related to the Transformation Plan implementation and primarily reflect severance and contract modifications. Reorganization costs for the years ended
Business Combinations
Business Combinations
The Company accounts for its business combinations in accordance with ASC 805, Business Combinations, or ASC 805, which requires an acquirer to recognize and measure in its financial statements the identifiable assets acquired, the liabilities assumed, and any noncontrolling interest in the acquiree at fair value at the acquisition date. The Company also recognizes and measures the goodwill acquired or a gain from a bargain purchase in the business combination. In addition, transaction costs are expensed as incurred.

Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.
In recording transactions and balances resulting from business operations, the Company uses estimates based on the best information available. Estimates are used for such items as plant depreciable lives, tax provisions, uncollectible accounts, actuarially determined benefit costs, the valuation of energy commodity contracts, environmental liabilities, legal costs incurred in connection with recorded loss contingencies, and assets acquired and liabilities assumed in business combinations, among others. In addition, estimates are used to test long-lived assets and goodwill for impairment and to determine the fair value of impaired assets. As better information becomes available or actual amounts are determinable, the recorded estimates are revised. Consequently, operating results can be affected by revisions to prior accounting estimates.

Reclassifications	Reclassifications Certain prior year amounts have been reclassified for comparative purposes. The reclassifications did not affect results from operations, net assets or cash flows.
Recent Accounting Developments
Recent Accounting Developments - Guidance Adopted in 2019
ASU 2016-02 - In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842), or Topic 842, which was further amended through various updates issued by the FASB thereafter, with the objective to increase transparency and comparability among organizations by recognizing lease assets and lease liabilities on the balance sheet and to improve financial reporting by expanding the related disclosures. The guidance in Topic 842 provides that a lessee that may have previously accounted for a lease as an operating lease under current GAAP should recognize the assets and liabilities that arise from a lease on the balance sheet. In addition, Topic 842 expands the required quantitative and qualitative disclosures with regards to lease arrangements. The Company adopted the standard and its subsequent corresponding updates effective January 1, 2019 using the modified retrospective approach, as further described in Note 10, Leases. The Company recognized operating lease liabilities of $404 million and right of use assets of $321 million upon adoption.
Recent Accounting Developments - Guidance Not Yet Adopted
ASU 2019-12 - In December 2019, the FASB issued ASU No. 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes, to simplify various aspects related to accounting for income taxes. The guidance in ASU 2019-12 amends the general principles in Topic 740 to eliminate certain exceptions for recognizing deferred taxes for investment, performing intraperiod allocation and calculating income taxes in interim periods. This ASU also includes guidance to reduce complexity in certain areas, including recognizing deferred taxes for tax goodwill and allocating taxes to members of a consolidated group. ASU 2019-12 is effective for fiscal years beginning after December 15, 2020, and interim periods within those fiscal years,. Early adoption is permitted, including adoption in an interim period. The Company is currently in the process of assessing the impact of this guidance on the consolidated financial statements.
ASU 2018-17 - In October 2018, the FASB issued ASU No. 2018-17, Consolidations (Topic 810): Targeted Improvements to Related Party Guidance for Variable Interest Entities, or ASU No. 2018-17, in response to stakeholders’ observations that Topic 810, Consolidations, could be improved thereby improving general purpose financial reporting. Specifically, ASU No. 2018-17 requires application of the variable interest entity (VIE) guidance to private companies under common control and consideration of indirect interest held through related parties under common control for determining whether fees paid to decision makers and service providers are variable interests. The amendments are effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. All entities are required to apply the amendments retrospectively with a cumulative-effect adjustment to opening retained earnings of the earliest period presented. The Company will adopt the amendments during the first quarter of 2020 and does not expect the adoption to have a material impact on its results of operations, cash flows, or statement of financial position.
ASU 2018-13 - In August 2018, the FASB issued ASU No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework - Changes to the Disclosure Requirement for Fair value Measurement), or ASU No. 2018-13. The amendments in ASU No. 2018-13 eliminate such disclosures as the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and add new disclosure requirements for Level 3 measurements. ASU No. 2018-13 is effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Certain disclosures in ASU No. 2018-13 are required to be applied on a retrospective basis and others on a prospective basis. The Company will adopt the amendments during the first quarter of 2020. As the amendments contemplates changes in disclosures only, it will have no impact on the Company's results of operations, cash flows, or statement of financial position.
ASU 2016-13 - In June 2016, the FASB issues ASU No. 2016-13, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, or ASU No. 2016-13, which was further amended through various updates issued by the FASB thereafter. The guidance in ASU No. 2016-13 provides a new model for recognizing credit losses on financial assets carried at amortized cost using an estimate of expected credit losses, instead of the "incurred loss" methodology previously required for recognizing credit losses that delayed recognition until it was probable that a loss was incurred. The estimate of expected credit losses is to be based on consideration of past events, current conditions and reasonable and supportable forecasts of future conditions. ASU No. 2016-13 is effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The guidance is required to be adopted using a modified retrospective approach through a cumulative-effect adjustment to opening retained earnings as of the effective date and requires additional disclosures. The Company will adopt the guidance during the first quarter of 2020 and does not expect the adoption to have a material impact on its results of operations, cash flows, or statement of financial position.

Nuclear Decommissioning Policy	NRG accounts for the Nuclear Decommissioning Trust Fund in accordance with ASC 980, Regulated Operations, or ASC 980, because the Company's nuclear decommissioning activities are subject to approval by the PUCT, with regulated rates that are designed to recover all decommissioning costs and that can be charged to and collected from the ratepayers per PUCT mandate. Since the Company is in compliance with PUCT rules and regulations regarding decommissioning trusts and the cost of decommissioning is the responsibility of the Texas ratepayers, not NRG, all realized and unrealized gains or losses (including other-than-temporary impairments) related to the Nuclear Decommissioning Trust Fund are recorded to the Nuclear Decommissioning Trust liability and are not included in net income or accumulated other comprehensive income, consistent with regulatory treatment.